UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Equity: Other - 41.5%
Diversified/Specialty - 34.6%
BioMed Realty Trust, Inc.	414,000	$7,389,900
British Land Co. PLC	2,161,375	17,927,106
Canadian Real Estate Investment Trust	118,500	3,786,888
CB Richard Ellis Group, Inc.-Class A (a)	247,429	5,490,450
Cheung Kong Holdings Ltd.	689,000	11,441,304
Coresite Realty Corp.	300,300	4,315,311
Dexus Property Group	9,167,300	7,606,388
Digital Realty Trust, Inc.	204,600	11,130,240
Dundee Real Estate Investment Trust	31,400	949,510
Evergrande Real Estate Group Ltd.	23,804,000	12,682,722
Forest City Enterprises, Inc. (a)	214,595	3,628,801
H&R Real Estate Investment Trust	203,421	4,188,886
Hysan Development Co., Ltd.	950,000	4,531,835
Kerry Properties Ltd.	2,884,646	15,515,147
Lend Lease Group	1,090,536	9,617,187
Mitsubishi Estate Co., Ltd.	909,000	17,182,358
Mitsui Fudosan Co., Ltd.	1,662,000	33,906,586
Morguard Real Estate Investment Trust	185,903	2,719,807
New World Development Ltd.	6,538,120	12,556,127
Savills PLC	1,033,464	5,800,111
Soho China Ltd.	2,752,000	2,179,752
Sumitomo Realty & Development Co., Ltd.	476,000	11,582,249
Sun Hung Kai Properties Ltd.	2,764,000	46,414,720
Swire Pacific Ltd.	383,000	6,053,466
Telecity Group PLC (a)	1,383,434	10,854,560
Unibail-Rodamco SE	98,459	18,797,591
UOL Group Ltd.	1,881,000	6,994,019
Vornado Realty Trust	69,500	6,122,255
Wereldhave NV	54,800	5,350,681

		306,715,957

Health Care - 5.4%
Chartwell Seniors Housing Real Estate Investment Trust	781,200	6,428,409
HCP, Inc.	473,100	17,547,279
Health Care REIT, Inc.	274,862	13,490,227
National Health Investors, Inc.	65,745	3,006,519
Nationwide Health Properties, Inc.	190,029	7,135,589

		47,608,023

Triple Net - 1.5%
Entertainment Properties Trust	301,797	13,891,716

		368,215,696

Retail - 19.5%
Regional Mall - 10.9%
BR Malls Participacoes SA	930,600	8,485,629
CapitaMall Trust	1,373,500	2,050,369
CBL & Associates Properties, Inc.	253,704	4,328,190
General Growth Properties, Inc. (a)	421,718	6,245,644
Multiplan Empreendimentos Imobiliarios SA	413,719	7,939,573
Simon Property Group, Inc.	374,726	38,015,953
Taubman Centers, Inc.	85,070	4,453,415
Westfield Group	2,527,727	24,877,715

		96,396,488

Company	Shares	U.S. $ Value
Shopping Center/Other Retail - 8.6%
Corio NV	84,900	$5,545,212
Developers Diversified Realty Corp.	160,618	2,184,405
Eurocommercial Properties N.V.	83,649	3,801,570
Japan Retail Fund Investment Corp.	294	540,145
Kimco Realty Corp.	562,717	10,179,551
Klepierre	592,547	21,558,893
Link REIT (The)	1,364,354	4,290,517
Primaris Retail Real Estate Investment Trust	225,279	4,544,501
RioCan Real Estate Investment Trust (Toronto)	193,201	4,478,150
Tanger Factory Outlet Centers	223,592	5,837,987
Weingarten Realty Investors	402,635	9,872,610
Westfield Retail Trust (a)	1,263,609	3,337,011

		76,170,552

		172,567,040

Residential - 14.0%
Multi-Family - 11.2%
BRE Properties, Inc.	193,850	8,655,403
Camden Property Trust	242,300	13,430,689
Colonial Properties Trust	255,800	4,908,802
Equity Residential	312,400	16,928,956
Essex Property Trust, Inc.	68,580	7,955,280
Home Properties, Inc.	101,733	5,664,494
Mid-America Apartment Communities, Inc.	175,567	11,192,396
Rossi Residencial SA	898,200	7,064,040
Stockland	2,870,040	10,313,641
UDR, Inc.	327,200	7,682,656
Wing Tai Holdings Ltd.	4,524,000	5,824,923

		99,621,280

Self Storage - 2.8%
Big Yellow Group PLC	892,810	4,708,648
Extra Space Storage, Inc.	441,900	8,497,737
Public Storage	104,093	11,344,055

		24,550,440

		124,171,720

Office - 10.3%
Office - 10.3%
Allied Properties Real Estate Investment Trust	294,800	6,347,319
Beni Stabili SpA	3,881,933	3,697,265
Boston Properties, Inc.	176,899	16,693,959
Brookfield Properties Corp.	250,740	4,410,516
Castellum AB	608,859	8,485,707
Cominar Real Estate Investment Trust	167,040	3,583,182
Corporate Office Properties Trust	149,600	5,467,880
Douglas Emmett, Inc.	384,489	7,086,132
Great Portland Estates PLC	1,193,100	6,882,180
Hongkong Land Holdings Ltd.	1,968,000	13,889,481
ING Office Fund	11,959,700	7,177,570
Kilroy Realty Corp.	82,800	3,157,992
Orix JREIT, Inc.	570	3,538,407
Sponda Oyj	204,384	1,045,250

		91,462,840

Lodging - 8.3%
Lodging - 8.3%
DiamondRock Hospitality Co. (a)	785,798	9,531,730

Company	Shares	U.S. $ Value
Great Eagle Holdings Ltd.	1,269,000	$4,256,025
Hyatt Hotels Corp. (a)	240,090	11,665,973
InnVest Real Estate Investment Trust	945,900	6,470,680
Intercontinental Hotels Group PLC	457,703	9,652,296
Kosmopolito Hotels International Ltd. (a)	6,939,000	1,610,896
LaSalle Hotel Properties	200,800	5,576,216
Sunstone Hotel Investors, Inc. (a)	920,093	9,394,149
Whitbread PLC	304,905	8,466,664
Wyndham Worldwide Corp.	241,400	6,790,582

		73,415,211

Industrials - 4.8%
Industrial Warehouse Distribution - 4.2%
AMB Property Corp.	209,489	7,028,356
Ascendas Real Estate Investment Trust	5,415,000	8,892,198
First Potomac Realty Trust	258,782	4,166,390
Global Logistic Properties Ltd. (a)	2,880,000	4,682,561
ProLogis	817,177	12,192,281

		36,961,786

Mixed Office Industrial - 0.6%
Goodman Group	7,791,300	5,178,394

		42,140,180

Total Common Stocks (cost $714,855,889)		871,972,687

WARRANTS - 0.0%
Equity: Other - 0.0%
Diversified/Specialty - 0.0%
Henderson Land Development, expiring 6/01/11 (a) (cost $0)	334,800	71,712

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16% (b) (Cost $8,087,073)	8,087,073	8,087,073

Total Investments - 99.3% (cost $722,942,962) (c)		880,131,472
Other assets less liabilities - 0.7%		6,541,968

Net Assets - 100.0%		$886,673,440

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America NA:
Euro settling 2/15/11	3,254	$4,561,132	$4,454,460	$(106,672)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 5/16/11	74,520	$12,503,733	$12,833,968	$330,235
Swedish Krona settling 2/15/11	174,652	26,124,000	27,065,408	941,408
BNP Paribas SA:
Australian Dollar settling 2/15/11	7,895	7,791,970	7,855,129	63,159
Australian Dollar settling 2/15/11	9,884	9,852,668	9,834,085	(18,583)
Australian Dollar settling 5/16/11	2,550	2,494,410	2,508,624	14,214
Credit Suisse London Branch (GFX):
Euro settling 2/15/11	2,499	3,407,337	3,420,927	13,590
Japanese Yen settling 2/15/11	1,371,892	16,919,246	16,715,426	(203,820)
New Zealand Dollar settling 2/15/11	3,513	2,691,309	2,708,239	16,930
Goldman Sachs International:
Swiss Franc settling 2/15/11	7,699	7,680,183	8,156,763	476,580
State Street Bank and Trust Co.:
Australian Dollar settling 2/15/11	6,595	6,414,231	6,561,694	147,463
Norwegian Krone settling 2/15/11	54,651	9,411,941	9,456,601	44,660
UBS AG:
Canadian Dollar settling 2/15/11	2,009	1,975,398	2,005,721	30,323
Great British Pound settling 2/15/11	6,120	9,631,350	9,802,387	171,037
Great British Pound settling 2/15/11	2,356	3,756,972	3,773,598	16,626
Norwegian Krone settling 2/15/11	96,311	16,518,764	16,665,290	146,526
Westpac Banking Corp.:
Canadian Dollar settling 2/15/11	18,053	17,689,481	18,023,531	334,050
Japanese Yen settling 2/15/11	1,057,984	13,115,856	12,890,704	(225,152)
New Zealand Dollar settling 2/15/11	29,594	23,106,995	22,814,585	(292,410)
Sale Contracts:
Bank of America NA:
Euro settling 5/16/11	24,640	32,083,498	33,690,051	(1,606,553)
Great British Pound settling 2/15/11	2,209	3,536,101	3,538,149	(2,048)
Japanese Yen settling 2/15/11	320,282	3,838,793	3,902,385	(63,592)
New Zealand Dollar settling 2/15/11	8,291	6,152,834	6,391,692	(238,858)
BNP Paribas SA:
Canadian Dollar settling 2/15/11	50,837	50,586,596	50,754,017	(167,421)
Goldman Sachs International:
Norwegian Krone settling 2/15/11	42,079	6,966,433	7,281,190	(314,757)
HSBC BankUSA:
Euro settling 2/15/11	5,753	7,541,493	7,875,386	(333,893)
Euro settling 2/15/11	12,052	15,798,726	16,498,201	(699,475)
Standard Chartered Bank:
Great British Pound settling 2/15/11	7,225	11,235,373	11,572,262	(336,889)
State Street Bank and Trust Co.:
Great British Pound settling 2/15/11	7,099	11,312,541	11,370,449	(57,908)
UBS AG:
Australian Dollar settling 2/15/11	19,186	18,330,688	19,089,108	(758,420)
Japanese Yen settling 2/15/11	323,219	3,841,133	3,938,170	(97,037)
Norwegian Krone settling 2/15/11	28,265	4,554,360	4,890,868	(336,508)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $171,068,924 and gross unrealized depreciation of investments was $(13,880,414), resulting in net unrealized appreciation of $157,188,510.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown*

January 31, 2011 (unaudited)

42.5%	United States
13.7%	Hong Kong
7.7%	Australia
7.6%	Japan
7.3%	United Kingdom
4.9%	Canada
4.6%	France
3.2%	Singapore
2.7%	Brazil
1.7%	China
1.7%	Netherlands
1.0%	Sweden
0.5%	Other
0.9%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Finland and Italy.

AllianceBernstein Global Real Estate Investment Fund II

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Equity: Other	$111,221,787	$256,993,909		$—	$368,215,696
Retail	109,902,619	62,664,421		—	172,567,040
Residential	103,324,508	20,847,212		—	124,171,720
Office	46,746,980	44,715,860		—	91,462,840
Lodging	51,040,226	22,374,985		—	73,415,211
Industrials	28,069,588	14,070,592		—	42,140,180
Warrants	71,712	—		—	71,712
Short-Term Investments	8,087,073	—		—	8,087,073

Total Investments in Securities	458,464,493	421,666,979	+	—	880,131,472
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	—	2,746,801		—	2,746,801
Liabilities
Forward Currency Exchange Contracts	—	(5,859,996)		—	(5,859,996)

Total	$458,464,493	$418,553,784		$—	$877,018,277

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tool to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 25, 2011